Average Annual Total Returns			12 Months Ended	14 Months Ended	49 Months Ended
		Jan. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FPA Global Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			25.52%		12.05%
Performance Inception Date		Dec. 16, 2021
FPA Global Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.42%		11.53%
FPA Global Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.05%		9.34%
FPA Short Duration Government ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.84%	5.57%
Performance Inception Date		Oct. 31, 2024
FPA Short Duration Government ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.78%	3.58%
FPA Short Duration Government ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.02%	3.40%
MSCI ACWI (Net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		22.34%		9.85%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.30%	5.68%
Bloomberg 1-5 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		5.84%	5.24%

[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The MSCI ACWI (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets. Investors cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based securities market index that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, agency-backed securities, and commercial mortgage-backed securities (agency and non-agency).
[5]	The Bloomberg 1-5 Year Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.